THE RBB FUND, INC.

Boston Partners All-Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Sustainability Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund

(collectively, the “Funds”)

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Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2025

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Effective March 2, 2026, the disclosures describing the investment objectives of the Funds in the Prospectus and SAI are updated as follows:

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS ALL-CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT RESEARCH FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS SMALL CAP VALUE FUND II” of the Prospectus is superseded and replaced with the following:

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SELECT SMALL CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objectives” under the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS” section of the Prospectus is superseded and replaced with the following:

Boston Partners All-Cap Value Fund

Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Global Equity Fund

Boston Partners Global Equity Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Global Sustainability Fund

Boston Partners Global Sustainability Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Equity Fund seeks long-term growth of capital with reduced exposure to general equity market risk.

Boston Partners Long/Short Research Fund

Boston Partners Long/Short Research Fund seeks long-term growth of capital with reduced exposure to general equity market risk.

Boston Partners Small Cap Value Fund II

Boston Partners Small Cap Value Fund II seeks long-term growth of capital and outperformance of its benchmark net of fees.

WPG Partners Select Small Cap Value Fund

WPG Partners Select Small Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

WPG Partners Small Cap Value Diversified Fund

WPG Partners Small Cap Value Diversified Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The Funds' investment objectives may be changed by the Board of Directors (the “Board”) of the Company without shareholder approval. Shareholders will, however, receive 60 days' prior notice of any changes. Any such changes may result in the Funds having investment objectives different from the objectives that the shareholder considered appropriate at the time of investment in the Funds.

The section entitled “PRINCIPAL INVESTMENT INSTRUMENTS AND POLICIES” of the SAI is superseded and replaced with the following:

The following supplements the information contained in the Prospectuses concerning the investment objectives and policies of the Funds. To the extent an investment policy is discussed in this SAI but not in the Prospectuses, such policy is not a principal policy of the Funds. Except as indicated, the information below relates only to those Funds that are authorized to invest in the instruments or securities described below.

The All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The Global Equity Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The Global Sustainability Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The Long/Short Equity Fund seeks long-term growth of capital with reduced exposure to general equity market risk.

The Long/Short Research Fund seeks long-term growth of capital with reduced exposure to general equity market risk.

The Small Cap Value Fund II seeks long-term growth of capital and outperformance of its benchmark net of fees.

The WPG Partners Select Small Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The WPG Partners Small Cap Value Diversified Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The Adviser may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Funds’ Prospectuses and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and limitations.

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Please retain this supplement for your reference.

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